Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information Related to Sales, Income, and Assets

	2011	2010(3)	2009(3)
Net sales:
RJR Tobacco	$7,317	$7,368	$7,354
American Snuff	648	719	673
Santa Fe	416	338	269
All Other	160	126	123

Consolidated net sales	$8,541	$8,551	$8,419

Operating income:
RJR Tobacco	$1,958	$2,096	$1,493
American Snuff	331	320	276
Santa Fe	186	123	86
All Other	18	(14)	14
Corporate expense	(94)	(93)	(106)

Consolidated operating income	$2,399	$2,432	$1,763

Cash capital expenditures:
RJR Tobacco	$55	$52	$55
American Snuff	106	104	75
Santa Fe	7	2	7
All Other	22	16	4

Consolidated capital expenditures	$190	$174	$141

Depreciation and amortization expense:
RJR Tobacco	$110	$119	$123
American Snuff	17	17	13
Santa Fe	5	7	6
All Other	6	8	2

Consolidated depreciation and amortization expense	$138	$151	$144

Reconciliation to income from continuing operations before income taxes:
Operating income (1)(2)	$2,399	$2,432	$1,763
Interest and debt expense	221	232	251
Interest income	(11)	(12)	(19)
Other expense, net	3	7	9

Income from continuing operations before income taxes	$2,186	$2,205	$1,522

(1)	Includes restructuring and/or asset impairment charges of $38 million and $56 million for the years ended December 31, 2010 and 2009, respectively.

(2)	Includes trademark and/or goodwill impairment charges of $48 million, $32 million and $567 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(3)	Revised financial data for 2010 and 2009 to reflect RAI’s elective change in accounting for pension and postretirement benefits. See note 1 to consolidated financial statements.